Income Taxes - Schedule of Reconciliations Between Statutory Federal Income Tax Rate and Company's Effective Income Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation Of Effective Income Tax Rate [Line Items]
Federal income tax at statutory rates	35.00%	35.00%	35.00%
State income taxes, net of federal benefit	5.50%	2.40%	1.60%
Foreign rate differential	(3.70%)	1.90%	2.80%
Effect of Ascent reorganization	(15.00%)	0.00%	0.00%
Loss on foreign currency hedge	10.10%	0.00%	0.00%
Tax audit outcomes	(7.00%)	(1.40%)	(7.80%)
Non-deductible expenses	5.90%	2.50%	5.00%
R&D credit and U.S. manufacturing deduction	(4.50%)	(3.70%)	(3.70%)
Rate changes	2.80%	(1.20%)	(4.30%)
Transaction costs	2.70%	0.20%	0.00%
Valuation allowance	(1.60%)	1.40%	(1.40%)
Sale of subsidiary	0.00%	0.00%	(2.10%)
Other	2.60%	(0.60%)	1.10%
Effective income tax rate	59.90%	43.20%	26.90%
Foreign Intangible Amortization [Member]
Reconciliation Of Effective Income Tax Rate [Line Items]
Foreign intangible amortization	18.70%	6.10%	0.00%
Foreign impairments	8.40%	0.60%	0.70%